Organization and Reorganization (Tables)	12 Months Ended
Dec. 31, 2020
Organization and Reorganization
Schedule of principal subsidiaries, major VIEs and major subsidiaries of VIEs

	Place and	Percentage of
	year of	direct or indirect
Major Subsidiaries	incorporation	economic ownership	Principal activities
TuanChe Information Limited (“TuanChe Information”)	Hong Kong, PRC 2012	100	Investment holding
TuanYuan Internet Technology (Beijing) Co., Ltd. (“TuanYuan”)	Beijing, PRC 2013	100	Technical support and consulting services, auto shows, special promotion events, virtual dealership, online marketing services
Longye International Limited (“Longye”)*	Cayman Islands 2018	100	Investment holding
Long Ye Information Technology Limited*	Hong Kong, PRC 2018	100	Investment holding
Beijing Sangu Maolu Information Technology Co., Ltd. (“Sangu Maolu”)*	Beijing, PRC 2019	100	Technical support and consulting services
Chema Technology (Beijing) Co., Ltd. (“Chema”)	Beijing, PRC 2018	100	Technical support and consulting services

	Place and	Percentage of
	year of	direct or indirect
Major VIEs	incorporation	economic ownership	Principal activities
TuanChe Internet Information Service (Beijing) Co., Ltd. (“TuanChe Internet”)	Beijing, PRC 2012	100	Auto shows, special promotion events, online marketing services
Best Cars Limited (“Best Cars”)	British Virgin Islands, 2018	100	Holding of ordinary shares for restricted share awards
Shenzhen Drive New Media Co., Ltd. (“Drive New Media”)*	Shenzhen, PRC 2013	100	Subscription and support services
Beijing Internet Drive Technology Co., Ltd. (“Internet Drive Technology”)*	Beijing, PRC 2018	100	Technical support and consulting services
Tansuojixian Technology (Beijing) Co., Ltd. (“Tansuojixian”)	Beijing, PRC 2018	100	Technical support and consulting services

	Place and	Percentage of
	year of	direct or indirect
Major subsidiaries of VIEs	incorporation	economic ownership	Principal activities
TuanChe (Beijing) Automobile Sales Service Co., Ltd. (“TuanChe Automobile”)	Beijing, PRC 2015	100	Virtual dealership services
Beijing GuoHeng Chuangxin Automobile Sales & Service Co., Ltd. (“GuoHeng Chuangxin”)	Beijing, PRC 2016	100	Remain dormant
Tengzhou GuoChuang Automobile Sales & Service Co., Ltd. (“GuoChuang Automobile”)	Shandong, PRC 2016	100	Remain dormant
Tianjin Hengyuan Chuangxin Automobile Sales & Service Co., Ltd. (“Tianjin Hengyuan”)	Tianjin, PRC 2016	100	Remain dormant

* On January 13, 2020, the Company completed the acquisition of Longye. Please refer to Note 24 for more details on the disclosure of this acquisition.

Schedule of consolidated financial statements

	As of December 31,	As of December 31,
	2019	2020
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	13,136	20,178
Accounts receivable, net	6,834	9,803
Prepayments and other current assets	17,092	8,329
Amount due from the subsidiaries of the Group	11,197	73,036
Total current assets	48,259	111,346
Non-current assets:
Property, equipment and software, net	313	578
Operating lease right-of-use assets, net	—	2,003
Long-term investments	7,874	8,949
Total non-current assets	8,187	11,530
TOTAL ASSETS	56,446	122,876
Current liabilities:
Accounts payable	3,624	3,827
Advance from customers	2,677	4,649
Salary and welfare benefits payable	29,970	31,115
Other taxes payable	12,412	12,860
Short-term operating lease liabilities	—	1,025
Current portion of deferred revenue	—	4,054
Other current liabilities	800	8,795
Amount due to the subsidiaries of the Group	183,674	210,102
Total current liabilities	233,157	276,427
Non-current liabilities:
Non-current portion of deferred revenue	—	185
Long-term operating lease liabilities	—	978
Total non-current liabilities	—	1,163
TOTAL LIABILITIES	233,157	277,590

	For the year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	329,788	144,115	104,819
Net (loss)/profit from continuing operations	(34,674)	7,450	(3,462)
Net (loss)/profit from discontinued operations	(3,612)	—	—
Net (loss)/profit	(38,286)	7,450	(3,462)

	For the year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash generated from/(used in) operating activities	24,144	(6,612)	(4,945)
Net cash (used in)/generated from investing activities	(50)	(5,418)	12,050
Net cash used in financing activities	(31,138)	—	(63)
Net (decrease)/increase in cash and cash equivalent	(7,044)	(12,030)	7,042